ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 10 - ACQUIRED INTANGIBLE ASSETS, NET

	June 30,
	2011			2012
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value

Customer relationships	$-	-	-	$529,162	(105,832)	423,330
Order backlog	-	-	-	1,428,091	(1,256,450)	171,641
	$-	-	-	$1,957,253	(1,362,282)	594,971

The intangible assets were related to Concord, which was acquired on July 1, 2011. The amortization for the years ended June 30, 2010, 2011 and 2012 were nil, nil, and $1,362,282, respectively. Estimated amortization expense relating to the existing intangible assets for each of next five years is as follows:

Year ending June 30,
2013	$277,473
2014	105,832
2015	105,832
2016	105,834
2017	-
$594,971